Offerings	Oct. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to Purchase Common Shares(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to Purchase Preferred Shares(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Notes(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Other
Maximum Aggregate Offering Price	$ 57,925,360
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,039.51
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Carry Forward Form Type	N-2
Carry Forward File Number	333-275448
Carry Forward Initial Effective Date	Dec. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest
Carry Forward Form Type	N-2
Carry Forward File Number	333-275448
Carry Forward Initial Effective Date	Dec. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Subscription Rights to Purchase Common Shares
Carry Forward Form Type	N-2
Carry Forward File Number	333-275448
Carry Forward Initial Effective Date	Dec. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Subscription Rights to Purchase Preferred Shares
Carry Forward Form Type	N-2
Carry Forward File Number	333-275448
Carry Forward Initial Effective Date	Dec. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Notes
Carry Forward Form Type	N-2
Carry Forward File Number	333-275448
Carry Forward Initial Effective Date	Dec. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Other
Maximum Aggregate Offering Price	$ 242,074,640
Carry Forward Form Type	N-2
Carry Forward File Number	333-275448
Carry Forward Initial Effective Date	Dec. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,355.02
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	Subject to Note 3 below, there is being registered an indeterminate principal amount of common shares, preferred shares or notes as may be sold, from time to time, including subscription rights to purchase common shares or preferred shares.
(3)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $300,000,000.
(4)	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement unsold securities with an aggregate offering price of $242,074,640 (the “Unsold Securities”) that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-275448) initially filed by the Registrant with the Securities and Exchange Commission on November 9, 2023, as amended on December 26, 2023, as further amended on December 28, 2023, and declared effective on December 28, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the amount of $26,465.00 and claimed a credit of $5,039.51 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.